Equity share capital and share premium (Details) $ in Millions	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 € / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares
Disclosure of classes of share capital [line items]
Share capital	$ 267		$ 267
Share premium.	$ 5,989		$ 5,989
Ordinary shares
Disclosure of classes of share capital [line items]
Total shares | shares	597,700,000		597,700,000
Par value | € / shares		€ 0.01		€ 0.01